Share-Based Compensation (Changyou 2014 Share Incentive Plan, Share Option Activity, Narrative) (Details) - Changyou 2014 Share Incentive Plan [Member] - USD ($)					1 Months Ended	12 Months Ended
	Nov. 02, 2016	Jun. 01, 2016	Nov. 02, 2015	Feb. 16, 2015	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Jul. 28, 2016	Jun. 01, 2015
Class A restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units converted to options				2,400,000
Exercise price				$ 0.01
Incremental value of the modification				$ 0
Class A restricted share units [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Class A restricted share units granted					2,416,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted						four equal installments
Award vesting period						4 years
Share options granted	450,000	329,000	450,000			779,000
Share options vested	450,000	329,000	450,000			852,000
Fair values of share options granted	$ 5,900,000	$ 3,200,000	$ 4,700,000
Share-based compensation expense						$ 8,300,000	$ 15,200,000
Fair values of share options vested						$ 9,100,000	$ 4,700,000
Weighted average grant date fair value of options,granted						$ 11.72	$ 10.48
Share options exercised						(377,000)	0
Total intrinsic values of options, exercised						$ 4,300,000
Class A ordinary shares [Member] | Stock Options [Member] | Certain employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares								100,000
Exercise price of option								$ 0.01
Class A ordinary shares [Member] | Stock Options [Member] | Certain members of management and certain other employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of option for purchase of Class A ordinary shares									1,998,000
Exercise price of option									$ 0.01